Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Property, Plant and Equipment

Year Ended December 31, 2017	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621
Additions	1,042	9,193	3,995	824	528	204,159	219,741
Transfers	13,913	124,257	75,284	—	10,506	(223,960)	—
Disposals or write offs	(3,280)	(21,746)	(11,061)	(1,032)	(441)	(9,455)	(47,015)
Currency translation differences	(278)	(9,588)	(1,039)	(29)	(230)	(242)	(11,406)

At end of the year	226,107	2,011,329	1,058,011	28,990	32,631	199,873	3,556,941

Accumulated depreciation and impairment
At beginning of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)
Charge for the year and others	(9,968)	(150,178)	(49,509)	(1,754)	(1,857)	—	(213,266)
Impairment charge	(659)	(3,961)	(10,300)	(3)	(2,715)	(309)	(17,947)
Disposals or write offs or transfers	2,075	11,426	9,663	921	(1,699)	3,664	26,050
Currency translation differences	110	6,472	532	7	12	(22)	7,111

At end of the year	(93,765)	(1,199,741)	(519,089)	(20,296)	(18,230)	(3,007)	(1,854,128)

Net book value
At end of the year	132,342	811,588	538,922	8,694	14,401	196,866	1,702,813

Year Ended December 31, 2016	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	205,204	1,799,887	953,331	29,586	21,018	236,804	3,245,830
Additions	979	7,995	3,202	624	416	161,336	174,552
Transfers	10,644	109,171	40,216	—	965	(160,996)	—
Disposals or write offs	(2,573)	(23,047)	(6,781)	(1,027)	(267)	(9,689)	(43,384)
Currency translation differences	456	15,207	864	44	136	1,916	18,623

At end of the year	214,710	1,909,213	990,832	29,227	22,268	229,371	3,395,621

Accumulated depreciation and impairment
At beginning of the year	(76,904)	(929,554)	(421,315)	(18,619)	(10,740)	(3,793)	(1,460,925)
Charge for the year and others	(9,677)	(141,530)	(47,750)	(1,753)	(1,297)	—	(202,007)
Impairment charge	(63)	(711)	(5,494)	(1)	(15)	(2,218)	(8,502)
Disposals or write offs or transfers	1,469	15,536	5,501	930	219	6	23,661
Currency translation differences	(148)	(7,241)	(417)	(24)	(138)	(335)	(8,303)

At end of the year	(85,323)	(1,063,500)	(469,475)	(19,467)	(11,971)	(6,340)	(1,656,076)

Net book value
At end of the year	129,387	845,713	521,357	9,760	10,297	223,031	1,739,545

Changes to Exploratory Well Costs

The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2017, 2016 and 2015.

	2017	2016	2015
	RMB	RMB	RMB
At beginning of the year	21,421	20,177	20,878
Additions to capitalized exploratory well costs pending the determination of proved reserves	25,165	21,847	21,698
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(14,288)	(10,914)	(12,791)
Capitalized exploratory well costs charged to expense	(9,455)	(9,689)	(9,608)

At end of the year	22,843	21,421	20,177

Aging of Capitalized Exploratory Well Costs

The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2017	December 31, 2016
	RMB	RMB
One year or less	15,231	13,202
Over one year	7,612	8,219

Balance at December 31	22,843	21,421